Software technology development costs	3 Months Ended
Mar. 31, 2024
Research and Development [Abstract]
Software technology development costs

7. Software technology development costs:

The Company develops software technology for our business. This software technology includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, the Kidoz Shield, and the KIDOZ publisher SDK.

During the three month period ended March 31, 2024, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	March 31, 2024	March 31, 2023
Opening total software technology development costs	$16,055,557	$13,056,478

Software technology development during the period	889,440	744,333
Closing total software technology development costs	$16,944,997	$13,800,811